COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS
10.    COMMITMENTS AND CONTRACTUAL OBLIGATIONS
The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters other than disclosed below.  Management services provided are on a month-to-month basis.

The Company has entered into leases for the provision of facility space until August 31, 2017, and continued on a month-to-month basis. The Company’s future minimum lease payments for the leases on premises are as follows:
Fiscal year ending December 31, 2016	$ 66,863 (CDN $85,155 and CNY ¥35,032)
Fiscal year ending December 31, 2017	34,682 (CDN $48,000)
Total	$ 101,545 (CDN $133,155 and CNY ¥35,032)